DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Values of Derivatives (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Fair Values of Derivative Financial Instruments
Derivative assets	$ 140	$ 998
Derivative liabilities	801	678
Foreign currency forward contracts | Prepaid expenses and other current assets | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative assets	125	998
Foreign currency forward contracts | Prepaid expenses and other current assets | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative assets	15	0
Foreign currency forward contracts | Accrued expenses and other current liabilities | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative liabilities	736	355
Foreign currency forward contracts | Accrued expenses and other current liabilities | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative liabilities	$ 65	$ 323